Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Schedule of property and equipment on straight-line basis over useful life of assets
%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Leasehold improvements	(*)
Building and land	(**)

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

(**)	Building and land consist of land and a new ink manufacturing plant. In September 2019, the Company purchased the land which includes long-term leasehold rights, with a lease term of 98 years. As of December 31, 2021, the ink manufacturing plant is under construction. Depreciation of the manufacturing plant will begin upon completion of its construction.

Schedule of revenue disaggregated by revenue source
	Year ended December 31,
	2021	2020	2019

Systems	$181,445	$87,769	$91,353
Ink and consumables	101,192	77,149	65,241
Service - spare parts	21,936	17,521	16,884
Service contracts and software subscriptions	17,433	10,892	6,388

Total revenue	$322,006	$193,331	$179,866

Schedule of revenue disaggregated by geography based on customer location
	Year ended December 31,
	2021	2020	2019

US	$211,294	$124,375	$100,457
EMEA	78,686	45,859	48,810
Asia Pacific	23,341	14,211	22,101
Other	8,685	8,886	8,498

Total revenue	$322,006	$193,331	$179,866

Schedule of outstanding performance obligations of deferred revenues
	2022	2023	2024 and thereafter

Service contracts and software subscriptions	$6,542	$493	$7

Schedule of changes in liability for product warranty

Balance at January 1, 2020	$1,614

Provision for warranties issued during the year	3,287
Reduction for payments and costs to satisfy claims	(3,251)

Balance at December 31, 2020	$1,650

Provision for warranties issued during the year	8,897
Reduction for payments and costs to satisfy claims	(5,935)

Balance at December 31, 2021	$4,612

Schedule of fair value method for stock options awards
	Year ended December 31,
	2021	2020	2019

Suboptimal exercise multiple	2.5	1.5	1.0-1.5
Risk free interest rate	0.09% -1.36%	0.1%-0.5%	1.5%-2.7%
Volatility	58.49%-42.57%	52%	47%-48%
Dividend yield	0%	0%	0%

Schedule of notional amounts of outstanding derivative positions
	December 31,
	2021	2020
Cash flow hedge	$12,303	$-